Quarterly Report
March 31, 2022
MFS®  Income Portfolio
MFS® Variable Insurance Trust II
SIS-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 90.3%
Aerospace & Defense – 0.8%
Boeing Co., 2.196%, 2/04/2026	$202,000	$190,974
Boeing Co., 2.95%, 2/01/2030	43,000	39,842
Boeing Co., 5.705%, 5/01/2040	34,000	37,993
Boeing Co., 5.805%, 5/01/2050	33,000	38,107
		$306,916
Asset-Backed & Securitized – 22.2%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 3.255% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	$250,000	$248,091
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, FLR, 2.865% (LIBOR - 1mo. + 2.45%), 2/15/2035 (n)	232,000	229,216
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 3.346% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	100,000	99,493
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 2.246% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	200,000	197,309
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 2.596% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	100,000	97,277
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 3.296% (LIBOR - 1mo. + 2.9%), 11/15/2036 (n)	256,500	255,147
AREIT 2019-CRE3 Trust, “D”, FLR, 2.814% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	271,000	265,169
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 1.504% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	250,000	249,135
Bancorp Commercial Mortgage 2019-CRE6 Trust, “D”, FLR, 2.464% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	265,000	262,374
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.047% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	69,067	77,235
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 2.396% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	245,000	242,563
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	66,434	63,981
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	110,227	108,704
CHCP 2021-FL1 Ltd., “B”, FLR, 1.814% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	250,000	248,394
CHCP 2021-FL1 Ltd., “C”, FLR, 2.264% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	100,000	99,415
CLNC 2019-FL1 Ltd., “C”, FLR, 2.564% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	265,000	262,938
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	147,587	144,236
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	134,719	130,880
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	61,262	54,487
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	350,526
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	686,262	7
Cutwater 2015-1A Ltd., “BR”, FLR, 2.041% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	250,000	247,071
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	123,000	123,009
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	30,993	31,015
Invitation Homes 2018-SFR1 Trust, “C”, FLR, 1.691% (LIBOR - 1mo. + 1.25%), 3/17/2037 (n)	129,981	129,609
KREF 2021-FL2 Ltd., “D”, FLR, 2.641% (LIBOR - 1mo. + 2.2%), 2/15/2039 (n)	163,000	160,271
LCCM 2021-FL2 Trust, “C”, FLR, 2.546% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	100,000	98,759
Lehman Brothers Commercial Conduit Mortgage Trust, 0.515%, 2/18/2030 (i)	1,829	0
LoanCore 2018-CRE1 Ltd., “C”, FLR, 2.946% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	260,000	259,569
LoanCore 2018-CRE1 Ltd., “C”, FLR, 2.346% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	219,150	217,314
LoanCore 2019-CRE2 Ltd., “D”, FLR, 2.846% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	209,000	206,413
MF1 2020-FL4 Ltd., “B”, FLR, 3.193% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	250,000	247,206
MF1 2021-FL6 Ltd., “C”, FLR, 2.317%, 7/16/2036 (n)	247,581	242,751
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	187,518	188,701
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 2.091% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	250,000	244,627
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 2.608% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	263,644	257,631
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 2.379% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	250,000	245,231
Parallel 2015-1A Ltd., “DR”, FLR, 2.804% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	250,000	248,144
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 2.529% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	250,000	247,455
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 3.406% (LIBOR - 1mo. + 2.95%), 11/25/2036 (z)	120,000	117,260
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	34,306	34,417
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	251,247	252,319
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	157,088
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	197,844	190,194
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 3.541% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	250,000	247,821
Wind River 2015-2A CLO Ltd., “CR”, FLR, 1.939% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	250,000	249,870
		$8,330,322

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 1.3%
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	$200,000	$203,360
Hyundai Capital America, 6.375%, 4/08/2030 (n)	250,000	284,721
		$488,081
Broadcasting – 1.2%
Discovery, Inc., 4.65%, 5/15/2050	$95,000	$92,077
Magallanes, Inc., 5.141%, 3/15/2052 (n)	157,000	160,626
Prosus N.V., 3.257%, 1/19/2027 (n)	200,000	182,713
		$435,416
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	$86,000	$85,682
E*TRADE Financial Corp., 4.5%, 6/20/2028	217,000	225,157
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	101,000	91,983
Raymond James Financial, 4.65%, 4/01/2030	134,000	141,736
		$544,558
Business Services – 0.5%
Global Payments, Inc., 2.9%, 5/15/2030	$120,000	$110,753
RELX Capital, Inc., 3%, 5/22/2030	76,000	72,613
		$183,366
Cable TV – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052	$176,000	$148,423
Time Warner Cable, Inc., 4.5%, 9/15/2042	77,000	71,219
		$219,642
Chemicals – 0.5%
Sasol Financing (USA) LLC, 4.375%, 9/18/2026	$200,000	$191,000
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$149,000	$162,298
Conglomerates – 0.9%
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	$304,000	$319,947
Consumer Products – 0.7%
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032 (n)	$250,000	$249,765
Consumer Services – 0.9%
Expedia Group, Inc., 3.25%, 2/15/2030	$175,000	$166,578
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	46,000	38,245
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	132,000	93,305
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	46,000	29,262
		$327,390
Electronics – 0.9%
Broadcom, Inc., 4.3%, 11/15/2032	$96,000	$97,417
Broadcom, Inc., 3.187%, 11/15/2036 (n)	245,000	212,682
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030 (n)	35,000	33,924
		$344,023
Emerging Market Quasi-Sovereign – 1.7%
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.375%, 2/24/2030	$200,000	$172,500
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025	200,000	174,000
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)	200,000	181,000
Petroleos Mexicanos, 5.95%, 1/28/2031	108,000	99,685
		$627,185

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 1.7%
Arab Republic of Egypt, 7.052%, 1/15/2032		$200,000	$175,700
Dominican Republic, 4.875%, 9/23/2032 (n)		150,000	135,751
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	100,000	97,257
Republic of Ecuador, 1%, 7/31/2035		$115,000	75,039
Republic of Romania, 2%, 4/14/2033 (n)	EUR	69,000	61,247
Republic of South Africa, 8.25%, 3/31/2032	ZAR	1,732,000	105,763
			$650,757
Energy - Independent – 0.6%
Diamondback Energy, Inc., 4.4%, 3/24/2051		$60,000	$60,867
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		175,000	179,725
			$240,592
Energy - Integrated – 0.1%
Cenovus Energy, Inc., 3.75%, 2/15/2052		$50,000	$44,714
Financial Institutions – 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025		$150,000	$158,840
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		195,000	188,939
Air Lease Corp., 2.875%, 1/15/2032		200,000	179,067
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		195,000	183,424
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		194,000	172,521
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		200,000	195,600
			$1,078,391
Food & Beverages – 1.6%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		$92,491	$96,819
Bacardi Ltd., 5.15%, 5/15/2038 (n)		115,000	125,006
Central America Bottling Co., 5.25%, 4/27/2029 (n)		199,000	198,005
Indofood CBP, 3.541%, 4/27/2032		200,000	178,532
			$598,362
Gaming & Lodging – 0.7%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030		$118,000	$114,532
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031		45,000	43,645
Marriott International, Inc., 4.625%, 6/15/2030		63,000	65,248
Marriott International, Inc., 2.85%, 4/15/2031		61,000	55,674
			$279,099
Industrial – 0.5%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026		$200,000	$189,136
Insurance – 0.2%
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)		$20,000	$19,994
Corebridge Financial, Inc., 4.4%, 4/05/2052 (n)		60,000	59,990
			$79,984
Insurance - Property & Casualty – 1.7%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025		$191,000	$194,773
Aon Corp., 4.5%, 12/15/2028		115,000	120,472
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028		283,000	292,932
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031		15,000	13,990
			$622,167
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 3.85%, 11/15/2027		$145,000	$145,537

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 7.7%
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	$61,000	$62,934
Bank of America Corp., 2.572%, 10/20/2032	415,000	377,095
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	215,000	205,889
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 9/20/2070	200,000	204,800
Barclays PLC, 4.375%, 1/12/2026	200,000	204,191
Deutsche Bank, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	150,000	137,462
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	590,000	556,127
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	200,000	179,250
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	81,000	75,791
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	83,000	83,713
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	200,000	180,500
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	429,000	416,921
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	215,000	206,088
		$2,890,761
Medical & Health Technology & Services – 2.4%
HCA Healthcare, Inc., 4.625%, 3/15/2052 (n)	$343,000	$345,665
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	239,000	255,859
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	89,000	97,873
Tower Health, 4.451%, 2/01/2050	270,000	202,500
		$901,897
Metals & Mining – 0.2%
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	$88,000	$80,360
Midstream – 2.9%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$263,000	$262,179
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039 (n)	81,000	70,479
Enbridge, Inc., 3.125%, 11/15/2029	150,000	145,364
Enbridge, Inc., 2.5%, 8/01/2033	170,000	150,939
MPLX LP, 4.5%, 4/15/2038	199,000	203,328
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	132,419
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	53,000	55,426
Targa Resources Corp., 4.95%, 4/15/2052	82,000	83,543
		$1,103,677
Mortgage-Backed – 0.1%
Fannie Mae, 6.5%, 4/01/2032	$10,013	$10,977
Fannie Mae, 3%, 2/25/2033	38,872	3,804
Fannie Mae, 5.5%, 9/01/2034	5,110	5,591
		$20,372
Municipals – 3.9%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$195,000	$191,813
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	270,000	256,708
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	350,000	344,586
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	177,000	208,001
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	245,000	222,619
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	5,000	4,775
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	75,000	71,625
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “2019A-1”, 4.55%, 7/01/2040	174,000	176,981
		$1,477,108
Oils – 0.6%
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)	$200,000	$210,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 1.0%
Macquarie Group Ltd., 4.442%, 6/21/2033 (n)	$376,000	$379,516
Real Estate - Apartment – 0.2%
Mid-America Apartments LP, 2.75%, 3/15/2030	$82,000	$78,290
Real Estate - Office – 0.4%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$147,000	$132,572
Retailers – 0.3%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$65,000	$62,009
Nordstrom, Inc., 2.3%, 4/08/2024	51,000	50,282
		$112,291
Supranational – 0.9%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$340,000	$341,302
Telecommunications - Wireless – 1.8%
American Tower Corp., REIT, 3.55%, 7/15/2027	$60,000	$59,517
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	200,000	162,464
Crown Castle International Corp., 4.15%, 7/01/2050	75,000	73,158
Rogers Communications, Inc., 4.35%, 5/01/2049	223,000	217,421
T-Mobile USA, Inc., 4.375%, 4/15/2040	173,000	173,734
		$686,294
Tobacco – 0.6%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$231,000	$223,617
Transportation - Services – 0.5%
Delhi International Airport Ltd., 6.125%, 10/31/2026	$200,000	$195,308
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.77%, 4/01/2024	$5,736	$5,794
Small Business Administration, 4.99%, 9/01/2024	3,859	3,874
Small Business Administration, 4.86%, 1/01/2025	4,596	4,639
Small Business Administration, 4.625%, 2/01/2025	7,762	7,819
Small Business Administration, 5.11%, 8/01/2025	5,697	5,776
		$27,902
U.S. Treasury Obligations – 20.8%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$1,000,000	$817,539
U.S. Treasury Bonds, 2.375%, 11/15/2049	490,000	479,319
U.S. Treasury Bonds, 1.875%, 11/15/2051	100,000	87,719
U.S. Treasury Notes, 0.375%, 10/31/2023 (f)	4,200,000	4,082,203
U.S. Treasury Notes, 0.25%, 9/30/2025	500,000	461,875
U.S. Treasury Notes, 0.875%, 6/30/2026	2,000,000	1,867,969
		$7,796,624
Utilities - Electric Power – 1.5%
FirstEnergy Corp., 5.35%, 7/15/2047	$270,000	$281,702
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	34,000	31,660
Pacific Gas & Electric Co., 3%, 6/15/2028	44,000	40,926
Pacific Gas & Electric Co., 3.5%, 8/01/2050	250,000	201,264
		$555,552
Total Bonds		$33,872,091

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 9.6%
Bond Funds – 9.0%
MFS High Yield Pooled Portfolio (v)	393,012	$3,395,624
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.21% (v)	227,178	$227,178
Total Investment Companies		$3,622,802

Other Assets, Less Liabilities – 0.1%		27,878
Net Assets – 100.0%		$37,522,771
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,622,802 and $33,872,091, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,528,895, representing 30.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 3.406% (LIBOR - 1mo. + 2.95%), 11/25/2036	11/12/21	$120,000	$117,260
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
MYR	Malaysian Ringgit
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 3/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	187,953	EUR	164,955	JPMorgan Chase Bank N.A.	4/08/2022	$5,452
USD	108,757	ZAR	1,608,571	JPMorgan Chase Bank N.A.	7/15/2022	74
						$5,526
Liability Derivatives
EUR	7,000	USD	8,048	JPMorgan Chase Bank N.A.	4/08/2022	$(303)
MYR	473,000	USD	112,896	Barclays Bank PLC	4/11/2022	(429)
ZAR	1,608,571	USD	110,116	JPMorgan Chase Bank N.A.	4/08/2022	(89)
USD	112,285	MYR	473,000	Barclays Bank PLC	4/11/2022	(182)
USD	103,540	ZAR	1,608,571	Brown Brothers Harriman	4/08/2022	(6,487)
						$(7,490)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	8	$1,695,375	June – 2022	$(20,778)
U.S. Treasury Note 5 yr	Long	USD	22	2,523,125	June – 2022	(19,296)
U.S. Treasury Ultra Bond	Long	USD	15	2,656,875	June – 2022	(100,704)
U.S. Treasury Ultra Note 10 yr	Short	USD	16	2,167,500	June – 2022	(2,538)
						$(143,316)
At March 31, 2022, the fund had liquid securities with an aggregate value of $103,027 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$7,824,526	$—	$7,824,526
Non - U.S. Sovereign Debt	—	1,619,244	—	1,619,244
Municipal Bonds	—	1,477,108	—	1,477,108
U.S. Corporate Bonds	—	9,228,148	—	9,228,148
Residential Mortgage-Backed Securities	—	149,981	—	149,981
Commercial Mortgage-Backed Securities	—	2,069,052	—	2,069,052
Asset-Backed Securities (including CDOs)	—	6,131,661	—	6,131,661
Foreign Bonds	—	5,372,371	—	5,372,371
Mutual Funds	3,622,802	—	—	3,622,802
Total	$3,622,802	$33,872,091	$—	$37,494,893
Other Financial Instruments
Futures Contracts – Liabilities	$(143,316)	$—	$—	$(143,316)
Forward Foreign Currency Exchange Contracts – Assets	—	5,526	—	5,526
Forward Foreign Currency Exchange Contracts – Liabilities	—	(7,490)	—	(7,490)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$5,165,690	$78,666	$1,586,646	$(192,238)	$(69,848)	$3,395,624
MFS Institutional Money Market Portfolio	201,300	12,700,681	12,674,803	—	—	227,178
	$5,366,990	$12,779,347	$14,261,449	$(192,238)	$(69,848)	$3,622,802
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$56,141	$—
MFS Institutional Money Market Portfolio	133	—
	$56,274	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.